MFS MUNICIPAL INCOME TRUST

REMARKETABLE VARIABLE RATE MUNIFUND TERM PREFERRED SHARES, SERIES 2051

Preliminary Statement and Incorporation By Reference

This Amended and Restated Appendix (this “Appendix A”) dated July 19, 2024 amends and restates that certain Appendix A dated July 20, 2021, relating to the Remarketable Variable Rate MuniFund Term Preferred Shares of MFS Municipal Income Trust. Except as set forth below, this Appendix A incorporates by reference the terms set forth with respect to all Series of such Remarketable Variable Rate MuniFund Term Preferred Shares in that “Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares” effective as of July 20, 2021 (the “RVMTP Statement”). This Appendix A has been adopted by resolution of the Board of Trustees of MFS Municipal Income Trust and is effective as of July 20, 2024. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the RVMTP Statement.

Section 1.        Designation as to Series.

Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051: A series of 1,138 Preferred Shares classified as Remarketable Variable Rate MuniFund Term Preferred Shares is hereby designated as the “Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051” (the “Series 2051 RVMTP Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration, the By-Laws and the RVMTP Statement (except as the RVMTP Statement may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series 2051 RVMTP Shares shall constitute a separate series of Preferred Shares and of the Remarketable Variable Rate MuniFund Term Preferred Shares and each Series 2051 RVMTP Share shall be identical. The following terms and conditions shall apply solely to the Series 2051 RVMTP Shares:

Section 2.        Number of Authorized Shares of Series. The number of authorized shares is 1,138.

Section 3.        Date of Original Issue with respect to Series. The Date of Original Issue is July 20, 2021.

Section 4.        Liquidation Preference Applicable to Series. The Liquidation Preference is $100,000 per share.

Section 5.     Term Redemption Date and Early Term Redemption Date Applicable to Series.

1

The “Term Redemption Date” is July 20, 2051, subject to extension pursuant to Section 2.6(a)(ii) of the RVMTP Statement.

An “Early Term Redemption Date” for Remarketable Term Variable Rate MuniFund Term Preferred Shares, Series 2051, is January 20, 2028 and means (i) every forty-two (42) month anniversary of January 20, 2028 except for the Term Redemption Date (for the avoidance of doubt, such date to occur once every forty-two (42) months) and (ii) each Mandatory Tender Date as described in Section 2.5(a)(iii)(C); provided that an Early Term Redemption Date shall be deemed not to have occurred with respect to any RVMTP Shares for which an election to retain is made pursuant to Section 2.5(a)(iv) of the RVMTP Statement relating to such Mandatory Tender Event.

Section 6.        Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are the first Business Day of the month next following each Dividend Period, subject to the definition of “Dividend Period” set forth in Section 9 below, as applicable.

Section 7.        Liquidity Account Initial Date Applicable to Series.

The “Liquidity Account Initial Date” is (i) with respect to the Term Redemption Date, the date that is six (6) months prior to the Term Redemption Date or, if applicable, the date that is six (6) months prior to the then current Term Redemption Date as extended pursuant to Section 2.6(a)(ii) of the RVMTP Statement or, if such date is not a Business Day, the next succeeding Business Day and (ii) with respect to the Early Term Redemption Date, the date that is six (6) months prior to the Early Term Redemption Date or, if such date is not a Business Day, the next succeeding Business Day.

Section 8.        Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the RVMTP Statement are hereby amended as follows:

Not applicable.

Section 9.        Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Applicable Spread” means, with respect to any Rate Period for the Series 2051 RVMTP Shares, the percentage per annum equal to the sum of (i) the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period plus (ii) the Supplemental Spread plus (iii) the Spread Adjustment:

2

Long-Term Ratings*

Moody’s	Applicable Spread**
Aaa to A2	1.20%
A3	1.70%
Baa1	1.95%
Baa2	2.70%
Baa3	3.20%
Non-investment Grade	3.70%

*And/or the equivalent long-term ratings of any other Rating Agency then rating the RVMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the RVMTP Shares, unless the lowest applicable credit rating is below A3 (in the case of Moody’s) or A- (in the case of S&P) or, in which case, the lowest rating shall be used.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Increased Rate shall be the Index Rate for such Increased Rate Period plus 2.00% plus the Applicable Spread.

“Spread Adjustment” means, (i) for the period from the effective date of Appendix A to this Statement to and including the Rate Period Termination Date, 0% and (ii) for the period after the Rate Period Termination Date, 2.00%.

“Supplemental Spread” means an amount equal to:

(i) to the extent MFS Investment Management is no longer the Adviser (including as a result of any resignation, removal, termination, or assignment (including by way of a change of control)) and the prior written consent of the Holders of a majority of the Series 2051 RVMTP Shares has not been obtained, 1.00% and

(ii) to the extent the Fund has not completed the Initial Share Redemptions on or before the date that is 90 days from the effective date of this Appendix A, 0.05%, provided that such amount shall no longer be applicable upon the completion of the Initial Share Redemptions.

For the avoidance of doubt, the amounts described in clauses (i) and (ii) shall be cumulative if the required conditions for each such amount are in effect.

“Initial Share Redemptions” means the optional redemption of Series 2051 RVMTP Shares in a number equal to at least 15% of the Series 2051 RVMTP Shares that are Outstanding as of effective date of Appendix A to this Statement.

“Rate Period Termination Date” means the date that is six (6) months prior to the then current Early Term Redemption Date.

3

“Lock-Out Date” means the second anniversary of the Closing Date.

“Closing Date” means July 20, 2024.

“Dividend Period” means, with respect to the Series 2051 RVMTP Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series and ending on and including August 31, 2021 and for each subsequent Dividend Period, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month; provided, however, in connection with any voluntary exchange by the Holders thereof of Series 2051 RVMTP Shares for any new series of Remarketable Variable Rate MuniFund Term Preferred Shares or any other securities of the Fund, the Board of Trustees may declare that a Dividend Period shall begin on and include the first calendar day of the month in which such exchange will occur and shall end on but not include the date of such exchange, and in such case, the Dividend Payment Date for such dividend shall be the date of such exchange and provided further that, in connection with any reorganization or merger involving the Fund, the Board of Trustees may establish a Dividend Period of less than a month, in which case the Dividend Payment Date for such dividend shall be the first Business Day following the end of such Dividend Period.

“Increased Rate” means, with respect to any Increased Rate Period for the Series 2051 RVMTP Shares, the Index Rate for such Increased Rate Period plus 2.00% plus the Applicable Spread.

“Index Rate” means, with respect to any Rate Period for the Series 2051 RVMTP Shares

(i) the SIFMA Municipal Swap Index made available by approximately 4:00 p.m., New York City time, as determined on the Rate Determination Date relating to such Rate Period or (ii) except as otherwise provided in the definition of “SIFMA Municipal Swap Index” if such index is not made so available on such date, the SIFMA Municipal Swap Index as determined on the previous Rate Determination Date; provided, however, if the SIFMA Municipal Swap Index is less than zero (0), the SIFMA Municipal Swap Index will be deemed to be zero (0) for purposes of the determination of “Index Rate.”

“Minimum Asset Coverage Level” means, with respect to the Series 2051 RVMTP

 Shares, 1940 Act Asset Coverage of at least 225%.

“Optional Redemption Premium” means with respect to each Series 2051 RVMTP Share to be redeemed an amount equal to:

(A)      if (x) the Optional Redemption Date for such Series 2015 RVMTP Share occurs prior to the Lock-Out Date and (y) the Fund does not issue any new preferred shares, including, without limitation, any RVMTP of any Series or any other preferred shares of any type, none; or

(B)      if (x) the Optional Redemption Date for such Series 2051 RVMTP Share occurs prior to the Lock-Out Date and (y) the Fund has issued new RVMTP of any series or any other preferred shares of any type, the product of (i) the Applicable Spread for such RVMTP Share in effect on such Optional Redemption Date and (ii) the Liquidation Preference of such RVMTP Share and (iii) a fraction, the numerator of which is the number of calendar days from and including the date of redemption to and including the Lock-Out Date and the denominator of which is the actual number of calendar days from and including July 20, 2021 to and including the Lock-Out Date; or

4

(C)      if the Optional Redemption Date for such Series 2051 RVMTP Share either occurs on or after the Lock-Out Date, none.

Section 10. Amendments to Terms of RVMTP Shares Applicable to the Series.

The following provisions contained under the heading “Terms of the RVMTP Shares” in the RVMTP Statement are hereby amended as follows:

Not applicable.

[Signature page follows.]

5

IN WITNESS WHEREOF, MFS Municipal Income Trust has caused this Appendix A to be signed on July 20, 2024 in its name and on its behalf by a duly authorized officer. The Declaration is on file with the Secretary of The Commonwealth of Massachusetts, and the said officer of the Fund has executed this Appendix A as an officer and not individually, and the obligations and rights of the Fund set forth in this Appendix A are not binding upon any such officer, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

MFS MUNICIPAL INCOME TRUST

By: /s/ William B. Wilson

Name:  William B. Wilson

Title:  Assistant Secretary